Impairment losses - Key assumptions used in value in use calculations (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Impairment losses
Key assumptions cash flow forecast period for licence and spectrum payments initial period for renewals and newly available spectrum	5 years
Key assumptions period for management plan used in long term growth rate.	5 years
Key assumption period management used forward looking equity market risk premium	10 years
Assumptions used in value in use calculation
Impairment loss recognised in profit or loss			€ 1,685
Vodafone Automotive
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate			9.10%
Long-term growth rate			1.90%
Projected adjusted EBITDAaL (as a percent)			31.30%
Impairment loss recognised in profit or loss			€ 105
Recoverable amount of asset or cash-generating unit			€ 0
Growth rate used to extrapolate cash flow projections			1.90%
Vodafone Automotive | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)			14.10%
Vodafone Automotive | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)			23.40%
Germany
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate	7.40%	7.40%	7.50%
Long-term growth rate	0.50%	0.50%	0.50%
Projected adjusted EBITDAaL (as a percent)	(0.10%)	1.20%	3.80%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 7,300	€ 7,400	€ 6,600
Growth rate used to extrapolate cash flow projections	0.50%	0.50%	0.50%
Germany | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	19.60%	19.70%	20.10%
Germany | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	21.80%	21.50%	20.70%
Germany | Change in assumption that would lead to impairment loss being recognised
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate	1.40%	1.30%	1.10%
Long-term growth rate	(1.40%)	(1.30%)	(1.00%)
Projected adjusted EBITDAaL (as a percent)	(4.10%)	(4.00%)	(3.20%)
Projected capital expenditure (as a percent)	12.60%	12.70%	11.40%
Growth rate used to extrapolate cash flow projections	(1.40%)	(1.30%)	(1.00%)
Germany | Base Case
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	€ 7,300	€ 7,400	€ 6,600
Germany | Decrease in discount rate by 1 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	14,900
Germany | Increase in discount rate by 1 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	1,700
Germany | Decrease in EBITDA by 5 pps
Assumptions used in value in use calculation
Recoverable amount less carrying amount	(1,400)	(1,600)	(3,300)
Germany | Increase in EBITDA by 5 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	17,900	18,200	18,400
Germany | Decrease in long-term growth rate by 1 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	1,600	1,500	200
Germany | Increase in long-term growth rate by 1 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	€ 15,600	€ 16,000	€ 15,800
Italy
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate	9.30%	10.50%	10.30%
Long-term growth rate	1.50%	0.50%	0.50%
Projected adjusted EBITDAaL (as a percent)	(0.20%)	2.10%	0.20%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 400	€ 600	€ 1,800
Growth rate used to extrapolate cash flow projections	1.50%	0.50%	0.50%
Italy | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	15.00%	14.40%	12.50%
Italy | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	16.30%	15.90%	13.40%
Italy | Change in assumption that would lead to impairment loss being recognised
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate	0.30%	0.70%	1.70%
Long-term growth rate	(0.30%)	(0.80%)	(2.00%)
Projected adjusted EBITDAaL (as a percent)	(0.90%)	(1.50%)	(3.10%)
Projected capital expenditure (as a percent)	1.80%	3.00%	7.90%
Growth rate used to extrapolate cash flow projections	(0.30%)	(0.80%)	(2.00%)
Italy | Base Case
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	€ 400	€ 600	€ 1,800
Italy | Decrease in discount rate by 1 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	1,700
Italy | Increase in discount rate by 1 pps
Assumptions used in value in use calculation
Recoverable amount less carrying amount	(700)
Italy | Decrease in EBITDA by 5 pps
Assumptions used in value in use calculation
Recoverable amount less carrying amount	(1,600)	(1,300)	(1,000)
Italy | Increase in EBITDA by 5 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	2,800	2,900	5,100
Italy | Decrease in long-term growth rate by 1 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			800
Recoverable amount less carrying amount	(600)	(100)
Italy | Increase in long-term growth rate by 1 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	€ 1,700	€ 1,600	€ 3,000
Vantage Towers Germany
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate	6.10%	6.00%
Long-term growth rate	1.50%	1.50%
Projected adjusted EBITDAaL (as a percent)	11.00%	8.40%
Amount by which unit's recoverable amount exceeds its carrying amount		€ 3,500
Growth rate used to extrapolate cash flow projections	1.50%	1.50%
Vantage Towers Germany | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	32.00%	39.10%
Vantage Towers Germany | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	62.10%	56.20%
Vantage Towers Germany | Change in assumption that would lead to impairment loss being recognised
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate		5.20%
Long-term growth rate		(4.90%)
Projected adjusted EBITDAaL (as a percent)		(19.30%)
Projected capital expenditure (as a percent)		162.60%
Growth rate used to extrapolate cash flow projections		(4.90%)
Vantage Towers Germany | Base Case
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		€ 3,500
Vantage Towers Germany | Decrease in EBITDA by 5 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		2,400
Vantage Towers Germany | Increase in EBITDA by 5 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		5,000
Vantage Towers Germany | Decrease in long-term growth rate by 1 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		2,200
Vantage Towers Germany | Increase in long-term growth rate by 1 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		€ 6,100
UK.
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	€ 1,300
UK. | Change in assumption that would lead to impairment loss being recognised
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate	1.30%	0.80%	1.10%
Long-term growth rate	(1.50%)	(0.80%)	(1.30%)
Projected adjusted EBITDAaL (as a percent)	(3.10%)	(1.70%)	(2.30%)
Projected capital expenditure (as a percent)	4.30%	2.50%	4.50%
Growth rate used to extrapolate cash flow projections	(1.50%)	(0.80%)	(1.30%)
UK. | Base Case
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	€ 1,300
UK. | Decrease in discount rate by 1 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	2,800
UK. | Increase in discount rate by 1 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	300
UK. | Decrease in EBITDA by 5 pps
Assumptions used in value in use calculation
Recoverable amount less carrying amount	(700)
UK. | Increase in EBITDA by 5 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	3,800
UK. | Decrease in long-term growth rate by 1 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	400
UK. | Increase in long-term growth rate by 1 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	2,800
Spain
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate		9.20%	9.20%
Long-term growth rate		0.50%	0.50%
Projected adjusted EBITDAaL (as a percent)		4.90%	8.20%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 100	€ 300
Impairment loss recognised in profit or loss			€ 800
Recoverable amount of asset or cash-generating unit			€ 5,600
Growth rate used to extrapolate cash flow projections		0.50%	0.50%
Spain | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)		15.70%	16.20%
Spain | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)		17.60%	18.10%
Spain | Change in assumption that would lead to impairment loss being recognised
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate	0.10%	0.40%
Long-term growth rate	(0.10%)	(0.50%)
Projected adjusted EBITDAaL (as a percent)	(0.40%)	(1.50%)
Projected capital expenditure (as a percent)	0.50%	1.60%
Growth rate used to extrapolate cash flow projections	(0.10%)	(0.50%)
Spain | Base Case
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	€ 100	€ 300
Recoverable amount less carrying amount			€ (800)
Spain | Decrease in discount rate by 1 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	1,000
Spain | Increase in discount rate by 1 pps
Assumptions used in value in use calculation
Recoverable amount less carrying amount	(600)
Spain | Decrease in EBITDA by 5 pps
Assumptions used in value in use calculation
Recoverable amount less carrying amount	(1,100)	(600)	(2,300)
Spain | Increase in EBITDA by 5 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	1,500	1,400	900
Spain | Decrease in long-term growth rate by 1 pps
Assumptions used in value in use calculation
Recoverable amount less carrying amount	(500)	(300)	€ (1,500)
Spain | Increase in long-term growth rate by 1 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	€ 900	€ 1,000
Ireland.
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate		7.70%	7.60%
Long-term growth rate		0.50%	0.50%
Projected adjusted EBITDAaL (as a percent)		0.50%	3.00%
Amount by which unit's recoverable amount exceeds its carrying amount		€ 100
Impairment loss recognised in profit or loss			€ 630
Recoverable amount of asset or cash-generating unit			€ 1,200
Growth rate used to extrapolate cash flow projections		0.50%	0.50%
Ireland. | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)		12.60%	10.70%
Ireland. | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)		15.10%	15.20%
Ireland. | Change in assumption that would lead to impairment loss being recognised
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate		0.70%
Long-term growth rate		(0.70%)
Projected adjusted EBITDAaL (as a percent)		(1.60%)
Projected capital expenditure (as a percent)		2.80%
Growth rate used to extrapolate cash flow projections		(0.70%)
Ireland. | Base Case
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		€ 100
Recoverable amount less carrying amount			€ (600)
Ireland. | Decrease in EBITDA by 5 pps
Assumptions used in value in use calculation
Recoverable amount less carrying amount		(200)	(1,100)
Ireland. | Increase in EBITDA by 5 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		500
Ireland. | Decrease in long-term growth rate by 1 pps
Assumptions used in value in use calculation
Recoverable amount less carrying amount			(800)
Ireland. | Increase in long-term growth rate by 1 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		€ 300
Recoverable amount less carrying amount			€ (400)
Romania.
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate		9.90%	10.20%
Long-term growth rate		1.00%	1.00%
Projected adjusted EBITDAaL (as a percent)		0.90%	8.00%
Amount by which unit's recoverable amount exceeds its carrying amount		€ 100
Impairment loss recognised in profit or loss			€ 110
Recoverable amount of asset or cash-generating unit			€ 900
Growth rate used to extrapolate cash flow projections		1.00%	1.00%
Romania. | Minimum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)		12.30%	13.70%
Romania. | Maximum
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)		15.20%	18.50%
Romania. | Change in assumption that would lead to impairment loss being recognised
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate		0.70%
Long-term growth rate		(0.90%)
Projected adjusted EBITDAaL (as a percent)		(1.90%)
Projected capital expenditure (as a percent)		1.90%
Growth rate used to extrapolate cash flow projections		(0.90%)
Romania. | Base Case
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		€ 100
Recoverable amount less carrying amount			€ (100)
Romania. | Decrease in EBITDA by 5 pps
Assumptions used in value in use calculation
Recoverable amount less carrying amount		(100)	(300)
Romania. | Increase in EBITDA by 5 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		300	100
Romania. | Decrease in long-term growth rate by 1 pps
Assumptions used in value in use calculation
Recoverable amount less carrying amount			€ (200)
Romania. | Increase in long-term growth rate by 1 pps
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		€ 200
Portugal | Change in assumption that would lead to impairment loss being recognised
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate		0.90%	1.50%
Long-term growth rate		(1.00%)	(1.60%)
Projected adjusted EBITDAaL (as a percent)		(2.20%)	(3.40%)
Projected capital expenditure (as a percent)		3.70%	7.10%
Growth rate used to extrapolate cash flow projections		(1.00%)	(1.60%)
Czech Republic | Change in assumption that would lead to impairment loss being recognised
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate		1.20%	1.70%
Long-term growth rate		(1.30%)	(1.80%)
Projected adjusted EBITDAaL (as a percent)		(3.00%)	(4.00%)
Projected capital expenditure (as a percent)		7.50%	12.50%
Growth rate used to extrapolate cash flow projections		(1.30%)	(1.80%)
Hungary | Change in assumption that would lead to impairment loss being recognised
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate		0.30%	1.90%
Long-term growth rate		(0.40%)	(2.20%)
Projected adjusted EBITDAaL (as a percent)		(0.70%)	(3.90%)
Projected capital expenditure (as a percent)		1.50%	9.10%
Growth rate used to extrapolate cash flow projections		(0.40%)	(2.20%)
Other | Minimum
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate	6.20%
Long-term growth rate	1.00%
Projected adjusted EBITDAaL (as a percent)	(5.40%)
Projected capital expenditure (as a percent)	10.00%
Growth rate used to extrapolate cash flow projections	1.00%
Other | Maximum
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate	22.50%
Long-term growth rate	8.90%
Projected adjusted EBITDAaL (as a percent)	13.00%
Projected capital expenditure (as a percent)	51.40%
Growth rate used to extrapolate cash flow projections	8.90%